Post-retirement benefits - Amounts charged to comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post-retirement benefits
Past service (cost)/credit	$ 29	$ 34
Net interest on post-employment defined benefit plan liabilities	(37)	(53)	$ (52)
Other comprehensive income
Remeasurement of the defined benefit liability	(168)	(364)	$ (46)
Pension schemes
Post-retirement benefits
Current service cost	(104)	(87)
Past service (cost)/credit	29	34
Expenses	(9)	(6)
Total (charge)/credit to Operating profit	(84)	(59)
Interest income on scheme assets	169	236
Interest expense on post-retirement scheme obligations	(206)	(289)
Net interest on post-employment defined benefit plan liabilities	(37)	(53)
(Charge)/credit before taxation	(121)	(112)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	760	696
Experience gains/(losses) arising on the post-retirement scheme obligations	(17)	(6)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(892)	(1,375)
Changes in demographic assumptions	(19)	321
Remeasurement of the defined benefit liability	(168)	(364)
Pension schemes | UK defined benefit plans
Post-retirement benefits
Current service cost	(18)	(18)
Past service (cost)/credit	(9)	34
Expenses	(6)	(5)
Total (charge)/credit to Operating profit	(33)	11
Interest income on scheme assets	111	159
Interest expense on post-retirement scheme obligations	(130)	(186)
Net interest on post-employment defined benefit plan liabilities	(19)	(27)
(Charge)/credit before taxation	(52)	(16)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	501	294
Experience gains/(losses) arising on the post-retirement scheme obligations	43	39
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(649)	(771)
Changes in demographic assumptions	(31)	297
Remeasurement of the defined benefit liability	(136)	(141)
GMP equalisation past service cost		49
Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Current service cost	(26)	(21)
Past service (cost)/credit	(24)	3
Expenses	(1)	(1)
Total (charge)/credit to Operating profit	(51)	(19)
Interest income on scheme assets	5	7
Interest expense on post-retirement scheme obligations	(10)	(15)
Net interest on post-employment defined benefit plan liabilities	(5)	(8)
(Charge)/credit before taxation	(56)	(27)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	27	47
Experience gains/(losses) arising on the post-retirement scheme obligations	(17)	(5)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(79)	(104)
Changes in demographic assumptions		3
Remeasurement of the defined benefit liability	(69)	(59)
US | Pension schemes
Other comprehensive income
Past service credit related to changes in coverage of the other healthcare plans	64
US | Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Current service cost	(1)	(4)
Past service (cost)/credit	64
Expenses	(2)
Total (charge)/credit to Operating profit	61	(4)
Interest income on scheme assets	39	51
Interest expense on post-retirement scheme obligations	(40)	(55)
Net interest on post-employment defined benefit plan liabilities	(1)	(4)
(Charge)/credit before taxation	60	(8)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	148	183
Experience gains/(losses) arising on the post-retirement scheme obligations	(19)	(30)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(160)	(182)
Changes in demographic assumptions	12	21
Remeasurement of the defined benefit liability	(19)	(8)
SWEDEN | Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Current service cost	(59)	(44)
Past service (cost)/credit	(2)	(3)
Total (charge)/credit to Operating profit	(61)	(47)
Interest income on scheme assets	14	19
Interest expense on post-retirement scheme obligations	(26)	(33)
Net interest on post-employment defined benefit plan liabilities	(12)	(14)
(Charge)/credit before taxation	(73)	(61)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	84	172
Experience gains/(losses) arising on the post-retirement scheme obligations	(24)	(10)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(4)	(318)
Remeasurement of the defined benefit liability	56	$ (156)
DUTCH | Pension schemes
Post-retirement benefits
Past service (cost)/credit	$ 7